Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Current assets
Cash and cash equivalents	$ 12,035,210	$ 3,923,058
Other receivables	153,128	35,825
Short-term investments (Note 3)	3,894,226	1,662,407
Prepaid expenses	103,364	39,940
Related parties (Note 4b)	440,904	286,488
Total current assets	16,626,832	5,947,718
Non-current assets
Intangible assets	89,179	97,372
Restricted cash	20,554	20,560
Right-of-use asset (Note 14e)	175,221	17,402
Total non-current assets	284,954	135,334
Total assets	16,911,786	6,083,052
Current liabilities
Accounts payable and accrued liabilities	718,779	682,163
Due to related parties (Note 4a)	69,685	60,232
Derivative warrant liabilities (Note 5)	1,374,154	2,369,195
Short-term portion of lease liabilities (Note 14e)	74,527	18,800
Convertible loans (Note 6)	1,621,817	1,760,066
Total current liabilities	3,858,962	4,890,456
Long-term lease liabilities	101,920
Total non-current liabilities	101,920
Total liabilities	3,960,882	4,890,456
Shareholders’ equity
Share capital and share premium (Note 7)	45,030,494	26,402,659
Warrants (Note 8)	459,341	459,341
Share-based payment reserve (Notes 9, 10)	2,171,570	2,231,570
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(34,689,251)	(27,879,724)
Total shareholders’ equity	12,950,904	1,192,596
Total liabilities and shareholders’ equity	$ 16,911,786	$ 6,083,052